Investment properties (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of investment properties

Changes in the Group’s investment properties according to the fair value hierarchy for the years ended June 30, 2021 and 2020 were as follows:

	06.30.21		06.30.20
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	113,480	232,231	62,180	441,014
Reclassifications of previous periods (IFRS 16)	-	-	-	640
Currency translation adjustment	166	(12,382)	(1,007)	80,297
Additions	271	762	5,439	2,761
Additions of capitalized leasing costs	13	9	6	24
Depreciation of capitalized leasing costs (i)	(7)	(6)	(9)	(14)
Transfers	(909)	-	9,186	(43,229)
Reclassification of property, plant and equipment	(1,310)	-	-	-
Disposals	(21,426)	-	(2,613)	(20,145)
Balance incorporated by business combination	-	-	-	366
Deconsolidation (ii)	-	(117,547)	(2,544)	(234,081)
Net gain / (loss) from fair value adjustment	11,261	(13,507)	42,842	4,598
Fair value at the end of the year	101,539	89,560	113,480	232,231

Schedule of balance by type of investment property

The following is the balance by type of investment property of the Group as of June 30, 2021 and 2020:

	06.30.21	06.30.20
Leased out farmland	11,001	6,202
Rental properties	122,451	287,145
Undeveloped parcels of land	54,183	41,356
Properties under development	3,464	11,008
Total	191,099	345,711

Schedule of recognized in the Statements of Income

The following amounts have been recognized in the Statements of Income and Other Comprehensive Income:

	06.30.21	06.30.20	06.30.19
Rental and services income	10,978	33,241	22,693
Direct operating expenses	(4,675)	(13,492)	(7,762)
Development expenses	(114)	182	(130)
Net realized gain from fair value adjustment of investment property (i)(ii)	10,821	1,703	860
Net unrealized (loss) / gain from fair value adjustment of investment property	(13,067)	49,337	(58,893)

Schedule of fair value measurements of investment properties

The following table presents information regarding the fair value measurements of investment properties using significant unobservable inputs (Level 3):

				06.30.21 (i)		06.30.20 (i)		06.30.19 (i)
Description	Valuation technique	Parameters	Range fiscal year 2021 / 2019	Increase	Decrease	Increase	Decrease	Increase	Decrease
Shopping Malls in	Discounted	Discount rate	13.53% / 12.10%	(3,840)	4,589	(6,387)	7,821	(4,906)	6,118
Argentina (Level 3)	cash flows	Growth rate	2.4% / 3.0%	1,759	(1,472)	3,045	(2,486)	2,307	(1,850)
		Inflation	(*)	8,171	(6,740)	13,296	(10,938)	4,296	(3,932)
		Devaluation	(*)	(4,357)	5,325	(6,181)	7,555	(4,559)	5,571
Plot of land in	Comparable with	Value per square meter (m2)	ARS 47,427 / (ARS 21,497)	3,493	(3,493)	3,243	(3,243)	2,007	(2,007)
Argentina (Level 3)	incidence adjustment	% of incidence	30% / (30%)	11,644	(11,644)	10,808	(10,808)	6,696	(6,696)